Accrued Liabilities (FY) (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accrued Liabilities [Abstract]
Salaries, wages and related fringe benefits	$ 83,000				$ 83,000				$ 56,503		$ 54,032
Restructuring	9,100				9,100				20,238		2,035
Taxes	43,100				43,100				37,117		29,098
Advance payments on sales contracts	55,500				55,500				42,999		58,005
Product warranty	23,600				23,600				21,743		27,649
Accrued interest	500				500				15,497		15,463
Other	60,100				60,100				64,431		62,741
Total accrued liabilities	274,900				274,900				258,528		249,023
Accrued Product Warranty Liability [Roll Forward]
Balance at beginning of period	21,700		$ 24,200		21,743		$ 27,649		27,649		22,918		$ 23,514
Product warranty accruals	6,700		3,600		17,800		12,200		18,240		26,157		23,377
Settlements	(5,000)		(5,500)		(17,100)		(17,200)		(22,702)		(20,377)		(22,790)
Charged to other accounts	200	[1]	(500)	[1]	1,200	[1]	(800)	[1]	(1,444)	[2]	(1,049)	[2]	(1,183)	[2]
Balance at end of period	$ 23,600		$ 21,800		$ 23,600		$ 21,800		$ 21,743		$ 27,649		$ 22,918

[1]	Includes primarily the effects of foreign currency translation adjustments for the Company's subsidiaries with functional currencies other than the USD, and changes in the accrual related to acquisitions.
[2]	Includes primarily the effects of foreign currency translation adjustments for the Company's subsidiaries with functional currencies other than the USD, and changes in the accrual related to acquisitions or divestitures of businesses.